Form N-1A Cover	May 22, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	May 22, 2026
Prospectus Date	Jun. 05, 2026